RESERVES (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of reserves within equity [line items]
Reserve of share-based payments	$ 1,753,954	$ 2,320,480	$ 9,363,181
Options for fully paid ordinary shares
Disclosure of reserves within equity [line items]
Reserve of share-based payments	1,753,954	2,320,480	2,320,480	$ 7,394,184
Options for ADRs
Disclosure of reserves within equity [line items]
Reserve of share-based payments	0	0	1,515,434	1,515,434
Warrants for ADRs
Disclosure of reserves within equity [line items]
Reserve of share-based payments	$ 0	$ 0	$ 453,563	$ 453,563